Commitments and Contingencies (Notes)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Omnicare continuously evaluates contingencies based upon the best available information. The Company believes that liabilities have been recorded to the extent necessary in cases where the outcome is considered probable and reasonably estimable. To the extent that resolution of contingencies results in amounts that vary from the Company’s recorded liabilities, future earnings will be charged or credited accordingly.

On December 4, 2013, a complaint entitled United States, et al., ex rel. Raymond Dolan v. Omnicare, Inc., et al. was served on Omnicare. The initial complaint, filed under seal on January 19, 2010 in the U.S. District Court for the Northern District of Illinois, was brought by Raymond Dolan as a private party qui tam relator on behalf of the federal government and the States of Illinois and North Carolina. The relator filed a First Amended Complaint on February 11, 2014. The relator asserts violations of the federal False Claims Act and analogous state laws based upon allegations that the Company entered into contracts with certain customer facilities in Illinois that included pricing for pharmaceuticals below Average Wholesale Price as well as other discounted pricing in return for referrals of business, allegedly in violation of the Stark Law, Medicare regulations, and the Anti-Kickback Statute. The U.S. Department of Justice notified the court on September 13, 2013 that it declined to intervene. The Company believes that the allegations are without merit and intends to vigorously defend itself in this action.

On November 26, 2013, a complaint entitled United States, et al., ex rel. Frank Kurnik v. Amgen, Inc., Omnicare, Inc., PharMerica Corp., and Kindred Healthcare, Inc., No. 3:11-cv-01464-JFA, was unsealed by the U.S. District Court for the District of South Carolina. The U.S. Department of Justice has notified the court that it intervened against Omnicare for the purposes of settlement. The complaint alleges violations of the False Claims Act stemming from activities in connection with agreements it had with the manufacturer of the pharmaceutical Aranesp that allegedly violated the Anti-Kickback Statute. In a previous filing, prior to the complaint being unsealed, the Company disclosed the underlying investigation by the U.S. Department of Justice, through the U.S. Attorney’s Office for the District of South Carolina. The Company previously recorded a provision related to this matter. On November 20, 2013, the Company reached an agreement in principle, without admitting liability, with the U.S. Department of Justice, pursuant to which the Company will pay $4.2 million, plus reasonable attorneys’ fees, to settle the claims alleged in the complaint. This agreement in principle is subject to execution of definitive settlement documentation. The Company has updated the previous provision in its financial statements for the year ended December 31, 2013 to reflect the actual settlement amount and an estimate of legal fees. While the Company believes that a final settlement will be reached, there can be no assurance that any final settlement agreement will be executed or as to the final terms of such settlement.

On November 18, 2013, a complaint entitled United States, et al., ex rel. Fox Rx, Inc. v. Omnicare, Inc., NeighborCare, Inc., PharMerica, Corp, and Managed Health Care Associates, Inc., No. 1:12-CIV-0275 was served on Omnicare. The initial complaint was filed under seal on January 12, 2012 in the U.S. District Court for the Southern District of New York. The complaint was brought by Fox Rx., Inc. as a private party qui tam relator on behalf of the federal government and several states. The action alleges civil violations of the federal False Claims Act and analogous state laws based upon allegations that the Company dispensed certain brand medications in lieu of generic alternatives in violation of state board of pharmacy regulations or state Medicaid laws, and allegations that the Company dispensed expired medications in violation of Medicare regulations. The U.S. Department of Justice has notified the court that it declined to intervene in this action. The Company believes that the allegations are without merit and intends to vigorously defend itself in this action.

On July 29, 2013, a complaint entitled James D. “Buddy” Caldwell, Attorney General, ex rel. State of Louisiana v. Abbott Laboratories, Inc., et al., No. 603091, was served on Omnicare. The initial complaint was first filed against Abbott on June 30, 2011. Omnicare and other defendants were added on July 9, 2013. The complaint was brought by the Louisiana Attorney General alleging certain activities in connection with agreements Omnicare had with Abbott, the manufacturer of the pharmaceutical Depakote, violated the Louisiana Medical Assistance Program Integrity Laws and Unfair Trade Practices Act. On August 27, 2013, the Company removed this action to the United States District Court for the Middle District of Louisiana. On September 26, 2013, the State moved to remand the case to state court. The Company opposed the motion. The Company believes that the allegations are without merit and intends to vigorously defend itself in this action.

On May 23, 2013, a qui tam complaint entitled United States and the State of Illinois ex rel. Alan Litwiller v. Omnicare, Inc., No. 1:11-cv-08980, was unsealed by the U.S. District Court for the Northern District of Illinois, Eastern Division. The complaint was brought by Alan Litwiller as a private party qui tam relator on behalf of the federal government and the State of Illinois. The action alleges civil violations of the federal False Claims Act and analogous Illinois state law based upon allegations that the Company agreed to forego collection of certain debts, provided certain credits or refunds to customers, provided charitable donations to charities associated with certain customers, and provided other services below cost for referrals of business in violation of the Anti-Kickback Statute. The U.S. Department of Justice has notified the court that it declined to intervene in this action. On September 16, 2013, the Company filed a motion to dismiss the relator’s claims. The Company believes that the allegations are without merit and intends to vigorously defend itself in this action.

On March 22, 2013, a qui tam complaint entitled United States et al. ex rel. Susan Ruscher v. Omnicare, Inc. et al., Civil No. 08-cv-3396, which had been filed under seal in the U.S. District Court for the Southern District of Texas, was unsealed by the court. The complaint was brought by Susan Ruscher as a private party qui tam relator on behalf of the federal government and several state governments. The action alleges civil violations of the federal False Claims Act and analogous state laws based upon allegations that the Company’s practices relating to customer collections violated the Anti-Kickback Statute. The U.S. Department of Justice has notified the court that it declined to intervene in this action at this time. On September 6, 2013 the relator filed a Third Amended Complaint. On November 5, 2013, the Company filed a motion to dismiss the Third Amended Complaint. The Company believes that the allegations are without merit and intends to vigorously defend itself in this action.

On March 11, 2013, a qui tam complaint entitled United States et al. ex rel. Marc Silver v. Omnicare, Inc. et al. Civil No. 1:11-cv-01326, which had been filed under seal in the U.S. District Court for the District of New Jersey, was unsealed by the court. The complaint was brought by Marc Silver as a private party qui tam relator on behalf of the federal government and several state governments. The action alleges civil violations of the federal False Claims Act and analogous state laws based upon allegations that the Company provided certain customer facilities with discounts and other forms of remuneration in return for referrals of business in violation of the Anti-Kickback Statute. The U.S. Department of Justice has notified the court that it declined to intervene in this action. On August 30, 2013, the Company filed a motion to dismiss the complaint. On October 22, 2013, as part of the agreement in principle to settle the claims alleged in the Gale complaint (as described below), the Company agreed with the relator to settle certain federal claims alleged in the Silver complaint. The agreement in principle was not effectuated. On November 12, 2013, the relator filed his Third Amended Complaint and on December 6, 2013, the Company filed a Motion to Dismiss the Third Amended Complaint. On January 24, 2014, as part of the revised agreement in principle to settle the claims alleged in the Gale complaint, the Company agreed to pay $8.24 million and no attorneys’ fees to settle all state claims in the Silver complaint and the U.S. Department of Justice agreed to have all federal claims in the Silver complaint dismissed with prejudice. This agreement in principle is subject to approval by the federal and state governments and execution of definitive settlement documentation. While the Company believes that a final settlement will be reached, there can be no assurance that any final settlement agreement will be executed or as to the final terms of such settlement.

On October 5, 2011, a qui tam complaint, entitled United States ex rel. Donald Gale v. Omnicare, Inc., No. 1:10-cv-0127, was served on the Company. The case had been filed on January 19, 2010 under seal with the U.S. District Court for the Northern District of Ohio, Eastern Division. The complaint was unsealed by the court on June 9, 2011 after the U.S. Department of Justice notified the court that it has declined to intervene in this action. The complaint was brought by Donald Gale as a private party qui tam relator on behalf of the federal government. The action alleges civil violations of the False Claims Act based on allegations that the Company provided certain customer facilities with discounts and other forms of remuneration in return for referrals of business in violation of the Anti-Kickback Statute, and offered pricing terms in violation of the “most favored customer” pricing laws of various state Medicaid plans. The Company filed a motion to dismiss on January 27, 2012. On September 26, 2012, the court granted in part and denied in part the Company’s motion to dismiss. On October 22, 2013, the Company reached an agreement in principle, without admitting liability, with the relator, pursuant to which the Company agreed to pay $120 million, plus attorneys’ fees, to settle the relator’s alleged claims, as well as certain claims alleged in the Silver complaint (described above). On December 6, 2013, after approval by the U.S. Department of Justice, the Company and the relator executed settlement documentation. Prior to the case being dismissed, the court learned of a potential breach of the seal by the relator and potential misrepresentations by the relator and his attorneys and held a hearing on January 9, 2014 to reconsider the court’s prior order denying the Company’s motion for disqualification of the relator and dismissal of the action and the Company's additional motion for sanctions. Prior to the court’s decision on the reconsideration motion and a motion for sanctions against the relator and his attorneys, on January 24, 2014, the Company reached an agreement in principle, without admitting liability, with the U.S. Department of Justice (which moved to intervene in the case for the purpose of settlement), in which the Company agreed to pay $116 million and no attorneys’ fees to settle the claims alleged in the Gale complaint and to pay $8.24 million and no attorneys’ fees to settle all the state claims alleged in the Silver complaint and the U.S. Department of Justice agreed to have federal claims alleged in the Silver complaint dismissed with prejudice. In addition, the Company and the relator reached an agreement in principle pursuant to which the relator will pay the Company $4.24 million to settle the motion for sanctions. These agreements in principle are subject to approval by the federal and state governments and execution of definitive settlement documentation. The Company recorded a provision equal to the net settlement amount and an estimate of legal fees in its financial results for the year ended December 31, 2013. While the Company believes that a final settlement will be reached, there can be no assurance that any final settlement agreement will be executed or as to the final terms of such settlement.

On August 4, 2011, a qui tam complaint, entitled United States ex rel. Fox Rx, Inc. v. Omnicare, Inc. and Neighborcare, Inc., No. 1:11-cv-0962, which was filed under seal with the U.S. District Court for the Northern District of Georgia, was unsealed by the court. The U.S. Department of Justice declined to intervene in this action. The Company was served with the complaint on November 23, 2011. The complaint was brought by Fox Rx, Inc. as a private party qui tam relator on behalf of the federal government. The action alleges civil violations of the False Claims Act based on allegations that the Company billed Medicare Part D for medically unnecessary antipsychotic drugs, increased the dispensing fees by artificially shortening the supply of prescribed medication, submitted claims for antipsychotic drugs without complying with Fox Rx, Inc.’s prior approval requirements, and waived or failed to collect copayments from patients to induce the use of prescription drugs. The Company filed a motion to dismiss on December 21, 2011. On August 29, 2012, the court granted the Company’s motion to dismiss, though granting leave to replead certain counts. On September 18, 2012, the relator filed a Third Amended Complaint reasserting its claims regarding copayments and antipsychotic drugs. On October 2 and 5, 2012, the Company filed motions to dismiss the Third Amended Complaint. On May 17, 2013, the court granted in part and denied in part the Company’s motions to dismiss. The court dismissed all claims except those related to prescriptions filled for Fox patients between 2009 and 2010. On December 2, 2013, the Company filed a motion for summary judgment on all remaining claims in the case. The Company believes that the allegations are without merit and intends to vigorously defend itself in this action.

On August 24, 2011, a class action complaint entitled Ansfield v. Omnicare, Inc., et al. was filed on behalf of a putative class of all purchasers of the Company’s common stock from January 10, 2007 through August 5, 2010 against the Company and certain of its current and former officers in the U.S. District Court for the Eastern District of Kentucky, alleging violations of federal securities laws in connection with alleged false and misleading statements with respect to the Company’s compliance with federal and state Medicare and Medicaid laws and regulations. On October 21, 2011, a class action complaint entitled Jacksonville Police & Fire Pension Fund v. Omnicare, Inc. et al. was filed on behalf of the same putative class of purchasers as is referenced in the Ansfield complaint, against the Company and certain of its current and former officers, in the U.S. District Court for the Eastern District of Kentucky. Plaintiffs allege substantially the same violations of federal securities law as are alleged in the Ansfield complaint. Both complaints seek unspecified money damages. The court has appointed lead counsel and a consolidated amended complaint was filed on May 11, 2012. The Company filed a motion to dismiss on July 16, 2012. On March 27, 2013, the court granted the Company’s motion to dismiss and dismissed all claims with prejudice. On April 26, 2013, the plaintiffs filed a notice of appeal to the U.S. Court of Appeals for the Sixth Circuit appealing the District Court’s order dismissing the complaint with prejudice. The parties completed oral argument before the Sixth Circuit on January 30, 2014. The Company believes that the allegations are without merit and intends to vigorously defend itself in this action.

On October 29, 2010, a qui tam complaint entitled United States et al., ex rel. Banigan and Templin v. Organon USA, Inc., Omnicare, Inc. and PharMerica, Inc., Civil No. 07-12153-RWZ, that had been filed under seal with the U.S. District Court in Boston, Massachusetts, was ordered unsealed by the court. The complaint was brought by James Banigan and Richard Templin, former employees of Organon, as private party qui tam relators on behalf of the federal government and several state and local governments. The action alleges civil violations of the False Claims Act based on allegations that Organon USA, Inc. and its affiliates paid the Company and several other long-term care pharmacies rebates, post-purchase discounts and other forms of remuneration in return for purchasing pharmaceuticals from Organon and taking steps to increase the purchase of Organon’s drugs in violation of the Anti-Kickback Statute. The U.S. Department of Justice declined to intervene in this action. The court denied the Company’s motion to dismiss on June 1, 2012. Discovery is ongoing in this matter. The Company believes that the allegations are without merit and intends to vigorously defend itself in this action.

The Drug Enforcement Administration (“DEA”) investigated alleged errors and deficiencies in paperwork requirements for controlled substance dispensing at several of the Company’s pharmacies in Ohio and the United States Attorney’s Office, Northern District of Ohio (“AUSA”), conducted an investigation relating to this matter. The AUSA conducted a criminal investigation of several current and former employees in connection with the DEA audits. The Company recorded a provision for this matter in the quarters ended December 31 and June 30, 2011 and December 31, 2010. On May 10, 2012, the Company agreed to a nationwide settlement of all matters subject to the DEA investigation in exchange for a payment of $50 million. The settlement included a release of all Omnicare owned pharmacies, all Omnicare joint venture pharmacies, and all present and former directors, officers, and employees from any civil penalty claim, or any administrative action, including denial, suspension, or revocation of any DEA registration, related to the subject matter of the investigation. The Company and current and former employees are no longer the subject of a criminal investigation by the AUSA in connection with the DEA audits.

The U.S. Department of Justice, through the U.S. Attorney’s Office for the Western District of Virginia, is investigating whether the Company’s activities in connection with agreements it had with the manufacturer of the pharmaceutical Depakote violated the False Claims Act or the Anti-Kickback Statute. The Company is cooperating with this investigation and believes that it has complied with applicable laws and regulations with respect to this matter.

The U.S. Department of Justice is investigating whether certain of the Company's practices relating to customer collections violated the False Claims Act or the Anti-Kickback Statute.  The Company is cooperating with this investigation and believes that it has complied with applicable laws and regulations with respect to this matter.

On April 14, 2010, a purported shareholder derivative action, entitled Manville Personal Injury Settlement Trust v. Gemunder, et al., Case No. 10-CI-01212, was filed in Kentucky State Court, against members of the Board and certain current and former officers of the Company, individually, purporting to assert claims for breach of fiduciary duty, unjust enrichment, gross mismanagement, and waste of corporate assets arising out of alleged violations of federal and state laws prohibiting the payment of illegal kickbacks and the submission of false claims in connection with the Medicare and Medicaid healthcare programs. Plaintiff alleges that the Board and senior management caused the Company to violate these laws, which has resulted in over $100 million in fines and penalties paid by Omnicare and exposed the Company and certain individual defendants to potential civil and criminal liability. On April 27, 2011 the court entered an order denying defendants’ motion to dismiss the complaint for failure to make a pre-suit demand and failure to state a claim. Defendants filed a notice of appeal from the decision in the Kentucky Court of Appeals, and plaintiff moved to dismiss that appeal on the grounds that the order denying defendants’ motion to dismiss is not subject to an immediate appeal under Kentucky law. On October 6, 2011, the Kentucky Court of Appeals granted plaintiff’s motion on the grounds that the appeal was premature. The individual defendants have denied all allegations of wrongdoing. On August 8, 2013, the parties entered into a definitive agreement to settle the claims asserted by plaintiff and on October 29, 2013, after holding a hearing, the court approved the settlement and dismissed the case. The settlement provides for, among other things: (i) the release by plaintiff and the Company of all claims that have been or could have been asserted against the individual defendants arising out of or relating to the subject matter of the action; (ii) an explicit disclaimer of wrongdoing or liability on the part of the individual defendants; and (iii) the adoption or continuation by the Company of certain corporate governance measures, as well as the creation of a settlement fund, funded by insurance proceeds in the amount of $16.7 million (less plaintiff’s reasonable attorney fees), to be used by the Company over four years following the effective date of the settlement to implement, among other things, such corporate governance measures.

On January 8, 2010, a qui tam complaint, entitled United States et al., ex rel. Resnick and Nehls v. Omnicare, Inc., Morris Esformes, Phillip Esformes and Lancaster Ltd. d/b/a Lancaster Health Group, No. 1:07cv5777, that was filed under seal with the U.S. District Court in Chicago, Illinois was unsealed by the court. The U.S. Department of Justice and the State of Illinois have notified the court that they have declined to intervene in this action. The complaint was brought by Adam Resnick and Maureen Nehls as private party qui tam relators on behalf of the federal government and two state governments. The action alleges civil violations of the federal False Claims Act and certain state statutes based on allegations that Omnicare acquired certain institutional pharmacies at above-market rates in violation of the Anti-Kickback Statute and applicable state statutes. On December 1, 2010, Resnick filed a motion to withdraw as a relator, which the court granted on December 14, 2010. The Company recorded a provision for this matter in the quarter ended June 30, 2012. On June 24, 2013 the Company entered into an agreement with the remaining relator to voluntarily dismiss the action and made settlement payments in an aggregate amount of approximately $20 million. The U.S. Department of Justice and named states consented to the dismissal. On July 11, 2013, the court granted the relator’s stipulated motion to voluntarily dismiss the claims against the Company.

On June 11, 2010, a qui tam complaint, entitled United States ex rel. Stone v. Omnicare Inc., No. 1:09cv4319, that was filed under seal with the U.S. District Court in Chicago, Illinois was unsealed by the court. The U.S. Department of Justice and the various states named in the complaint have notified the court that they have declined to intervene in this action. The complaint was brought by John Stone, the Company’s former Vice President of Internal Audit, as a private party qui tam relator on behalf of the federal government and several state governments. The action alleges civil violations of the False Claims Act and certain state statutes based on allegations that the Company submitted claims for reimbursement for certain ancillary services that did not conform with Medicare and Medicaid regulations, submitted claims for reimbursement from newly acquired pharmacies that were in violation of certain Medicaid and Medicare regulations, violated certain FDA regulations regarding the storage and handling of a particular drug, and violated certain Medicaid billing regulations relating to usual and customary charges. The relator also asserts against the Company a retaliatory discharge claim under the False Claims Act. Following the court’s order dismissing some claims with prejudice, on September 15, 2011, the relator filed an Amended Complaint in which he (i) repeated his claim that the Company submitted false claims for certain ancillary services that did not conform with Medicare and Medicaid regulations, (ii) included a new claim that the Company submitted false claims to the Nevada Medicaid program for a particular drug, and repeated his retaliatory discharge claim. The Company filed a motion to dismiss the Amended Complaint on November 15, 2011. The relator filed a response in opposition to that motion and on April 24, 2012, the court granted the Company’s motion to dismiss without prejudice all claims except the retaliatory discharge claim. On May 29, 2012, the relator filed a Second Amended Complaint. The Company filed a motion to dismiss on June 28, 2012 and on November 20, 2012 the court granted the Company’s motion to dismiss with prejudice all claims except the retaliatory discharge claim. The Company filed its Answer to the remaining claim on December 11, 2012. The parties entered into an agreement to settle the remaining claim. On April 15, 2013, the court granted the parties’ stipulation of dismissal with prejudice as to the relator and without prejudice as to the government.

On November 19, 2010, the Company was served with a second amended qui tam complaint entitled United States ex rel. Rostholder v. Omnicare, Inc. and Omnicare Distribution Center, LLC f/k/a Heartland Repack Services LLC, No. CCB-07-1283, which was filed under seal with the U.S. District Court in Baltimore, Maryland in May 2007. The U.S. Department of Justice notified the court on April 22, 2009 that it declined to intervene in this action. The complaint was brought by Barry Rostholder as a private party qui tam relator on behalf of the federal government and several state and local governments. The action, in general, alleges civil violations of the False Claims Act based on allegations that the Company submitted claims for reimbursement for drugs that were repackaged at its Heartland repackaging facility in violation of certain FDA regulations. These allegations arise from the previously disclosed issues experienced by the Company at its Heartland repackaging facility, which suspended operations in 2006. On September 30, 2011, the Company filed a motion to dismiss the lawsuit in its entirety. On August 14, 2012, the court granted the Company’s motion with prejudice as to the relator and without prejudice as to the United States. The relator filed an amended motion for reconsideration on September 10, 2012. On October 19, 2012, the court denied the relator’s motion to reconsider. On November 16, 2012, the relator filed a Notice of Appeal to the U.S. Court of Appeals for the Fourth Circuit from the District Court’s denial of the motion to reconsider and granting of the Company’s motion to dismiss. The appeal of this matter has been submitted for decision to the Fourth Circuit. The Company believes that the allegations are without merit and intends to vigorously defend itself in this action.

As part of the previously disclosed civil settlement agreement entered into by the Company with the U.S. Attorney’s Office, District of Massachusetts in November 2009, the Company also entered into an amended and restated corporate integrity agreement (“CIA”) with the Department of Health and Human Services Office of the Inspector General (“OIG”) with a term of five years from November 2, 2009. Pursuant to the CIA, the Company is required, among other things, to (i) create procedures designed to ensure that each existing, new or renewed arrangement with any actual or potential source of health care business or referrals to Omnicare or any actual or potential recipient of health care business or referrals from Omnicare does not violate the Anti-Kickback Statute, 42 U.S.C. (§) 1320a-7b(b) or related regulations, directives and guidance, including creating and maintaining a database of such arrangements; (ii) retain an independent review organization to review the Company’s compliance with the terms of the CIA and report to OIG regarding that compliance; and (iii) provide training for certain Company employees as to the Company’s requirements under the CIA. The requirements of the Company’s prior corporate integrity agreement obligating the Company to create and maintain procedures designed to ensure that all therapeutic interchange programs are developed and implemented by Omnicare consistent with the CIA and federal and state laws for obtaining prior authorization from the prescriber before making a therapeutic interchange of a drug and to maintain procedures for the accurate preparation and submission of claims for federal health care program beneficiaries in hospice programs, have been incorporated into the amended and restated CIA without modification. The requirements of the CIA have resulted in increased costs to maintain the Company’s compliance program and greater scrutiny by federal regulatory authorities. Violations of the CIA could subject the Company to significant monetary penalties. Consistent with the CIA, the Company is reviewing its contracts to ensure compliance with applicable laws and regulations. As a result of this review, pricing under certain of its consultant pharmacist services contracts has increased and will continue to increase, and these price increases have resulted and may continue to result in the loss of certain contracts.

In February 2006, two substantially similar putative class action lawsuits were filed in the U.S. District Court for the Eastern District of Kentucky, and were consolidated and entitled Indiana State Dist. Council of Laborers & HOD Carriers Pension & Welfare Fund v. Omnicare, Inc., et al., No. 2:06cv26. The amended consolidated complaint was filed against Omnicare, three of its officers and two of its directors and purported to be brought on behalf of all open-market purchasers of Omnicare common stock from August 3, 2005 through July 27, 2006, as well as all purchasers who bought their shares in the Company’s public offering in December 2005. The complaint contained claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (and Rule 10b-5) and Section 11 of the Securities Act of 1933 and sought, among other things, compensatory damages and injunctive relief. Plaintiffs alleged that Omnicare (i) artificially inflated its earnings (and failed to file GAAP-compliant financial statements) by engaging in improper generic drug substitution, improper revenue recognition and overvaluation of receivables and inventories; (ii) failed to timely disclose its contractual dispute with UnitedHealth Group Inc.; (iii) failed to timely record certain special litigation reserves; and (iv) made other allegedly false and misleading statements about the Company’s business, prospects and compliance with applicable laws and regulations. The defendants filed a motion to dismiss the amended complaint on March 12, 2007, and on October 12, 2007, the district court dismissed the case. On November 9, 2007, plaintiffs appealed the dismissal to the U.S. Court of Appeals for the Sixth Circuit. On October 21, 2009, the Sixth Circuit Court of Appeals generally affirmed the district court’s dismissal, dismissing plaintiff’s claims for violation of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5. However, the appellate court reversed the dismissal for the claim brought for violation of Section 11 of the Securities Act of 1933, and returned the case to the district court for further proceedings. On July 14, 2011, the district court granted plaintiffs’ motion to file a third amended complaint. This complaint asserts a claim under Section 11 of the Securities Act of 1933 on behalf of all purchasers of Omnicare common stock in the December 2005 public offering. The new complaint alleges that the 2005 registration statement contained false and misleading statements regarding Omnicare’s policy of compliance with all applicable laws and regulations with particular emphasis on allegations of violation of the federal Anti-Kickback Statute in connection with three of Omnicare’s acquisitions, Omnicare’s contracts with two of its suppliers and its provision of pharmacist consultant services. On August 19, 2011, the defendants filed a motion to dismiss the plaintiffs’ most recent complaint and on February 13, 2012 the district court dismissed the case and struck the case from the docket. On March 12, 2012, the plaintiffs filed a notice of appeal in the U.S. Court of Appeals for the Sixth Circuit. On May 23, 2013, the U.S. Court of Appeals affirmed in part and reversed and remanded in part the dismissal of the plaintiffs’ complaint. On June 6, 2013, the Company petitioned the Court of Appeals for a rehearing en banc. The petition for rehearing en banc was denied on July 23, 2013. On October 4, 2013 the Company filed a petition for writ of certiorari in the United States Supreme Court.

On February 13, 2006, two substantially similar shareholder derivative actions, entitled Isak v. Gemunder, et al., and Fragnoli v. Hutton, et al., were filed in Kentucky State court against certain current and former members of Omnicare’s board of directors, individually, purporting to assert claims for breach of fiduciary duty, abuse of control, gross mismanagement, waste of corporate assets and unjust enrichment arising out of the Company’s alleged violations of federal and state health care laws based upon the same purportedly improper generic drug substitution that is the subject of the HOD Carriers class action described above. The Isak and Fragnoli cases were subsequently consolidated under Case No. 06-CI-00389 and given the caption In re Omnicare, Inc. Derivative Litigation. The plaintiffs’ amended complaint sought, among other things, damages, restitution and injunctive relief. The individual defendants have denied all allegations of wrongdoing. In 2007, the individual defendants moved to dismiss the plaintiffs’ amended complaint in its entirety. Following briefing, a hearing on that motion was held on August 21, 2007. On October 7, 2013, the parties entered into a definitive agreement to settle the claims asserted by plaintiffs. On December 3, 2013 the court, after holding a hearing, approved the settlement and dismissed the case. The settlement agreement provides for, among other things, the release by the plaintiffs and the Company of all claims that have been or could have been asserted against the individual defendants arising out of or relating to the subject matter of the action and an explicit disclaimer of wrongdoing or liability on the part of the individual defendants.

The years ended December 31, 2013, 2012 and 2011 included a $167.5 million, $49.4 million and $55.0 million charge, respectively, reflected in “Settlement, litigation and other related charges” on the Consolidated Statements of Comprehensive Income (Loss), primarily for estimated litigation and other related settlements and associated professional expenses for resolution of certain regulatory matters with the federal government and various states and a qui tam lawsuit, certain large customer disputes, the investigation by the federal government and certain states relating to drug substitutions and costs associated with the purported class and derivative actions against the Company.  In connection with Omnicare's participation in Medicare, Medicaid and other healthcare programs, the Company is subject to various inspections, audits, inquiries and investigations by governmental/regulatory authorities responsible for enforcing the laws and regulations to which the Company is subject.  Further, the Company maintains a compliance program which establishes certain routine periodic monitoring of the accuracy of the Company's billing systems and other regulatory compliance matters and encourages the reporting of errors and inaccuracies.  As a result of the compliance program, Omnicare has made, and will continue to make, disclosures to the applicable governmental agencies of amounts, if any, determined to represent over-payments from the respective programs and, where applicable, those amounts, as well as any amounts relating to certain inspections, audits, inquiries and investigations activity are included in “Settlement, litigation and other related charges” on the Consolidated Statements of Comprehensive Income (Loss).

Although the Company cannot know the ultimate outcome of the matters described in the preceding paragraphs other than as disclosed, there can be no assurance that the resolution of these matters will not have a material adverse impact on the Company’s consolidated results of operations, financial position or cash flows or, in the case of other billing matters, that these matters will be resolved in an amount that would not exceed the amount of the pretax charges previously recorded by the Company.

As part of its ongoing operations, the Company is subject to various inspections, audits, inquiries, investigations and similar actions by third parties, as well as governmental/regulatory authorities responsible for enforcing the laws and regulations to which the Company is subject. Further, under the federal False Claims Act, private parties have the right to bring qui tam, or “whistleblower,” suits against companies that submit false claims for payments to, or improperly retain overpayments from, the government. Some states have adopted similar state whistleblower and false claims provisions. In addition to the inquiries discussed above, the Company from time to time receives government inquiries from federal and state agencies regarding compliance with various healthcare laws. The Company is also involved in various legal actions arising in the normal course of business. At any point in time, the Company is in varying stages of discussions on these matters. Omnicare records accruals for such contingencies to the extent that the Company concludes that it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. These matters are continuously being evaluated and, in many cases, are being contested by the Company and the outcome is not predictable. The inherently unpredictable nature of legal proceedings may be exacerbated by various factors from time to time, including: (i) the damages sought in the proceedings are unsubstantiated or indeterminate; (ii) discovery is not complete; (iii) the proceeding is in its early stages; (iv) the matters present legal uncertainties; (v) there are significant facts in dispute; (vi) there are a large number of parties (including where it is uncertain how liability, if any, will be shared among multiple defendants); or (vii) there is a wide range of potential outcomes. With respect to violations of the False Claims Act, treble damages and/or additional penalties per claim will apply. Consequently, unless otherwise stated, no estimate of the possible loss or range of loss in excess of the amounts accrued, if any, can be made at this time regarding the matters described above. Further, there can be no assurance that the ultimate resolution of these matters, individually or in the aggregate, will not have a material adverse effect on the Company’s consolidated results of operations, financial position or cash flows.

The Company indemnifies its directors and officers for certain liabilities that might arise from the performance of their job responsibilities for the Company.  Additionally, in the normal course of business, the Company enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Company’s maximum exposure under these arrangements is unknown, as this involves the resolution of claims made, or future claims that may be made, against the Company, its directors and/or officers, the outcomes of which are unknown and not currently predictable.  Accordingly, no liabilities have been recorded for the indemnifications.